Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant and Equipment Net
	December 31,	December 31,
	2016	2015
	(in thousands)
Cost
Land	$3,464	$3,464
Building	77,950	80,861
Computer equipment and software	315,984	282,909
Office furniture and fixtures	70,218	65,152
Laboratory equipment	31,487	31,098
Leasehold improvements	20,933	20,647
Motor vehicles	43	47
	520,079	484,178
Less accumulated depreciation and asset write offs	(371,112)	(333,960)

Property, plant and equipment (net)	$148,967	$150,218